CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
CURRENT ASSETS:
Cash	$ 589,251	$ 1,301,748	$ 0
Prepaid expenses	35,850	900	1,945
Advance to suppliers	864,471	0
Marketable securities	353,531	0
TOTAL CURRENT ASSETS	1,843,103	1,302,648	1,945
PROPERTY AND EQUIPMENT - Net	1,755	1,955	0
TOTAL ASSETS	1,844,858	1,304,603	1,945
CURRENT LIABILITIES:
Accounts payable	3,888	12,688	5,909
Due to related parties	3,529	39,855	27,113
Advance from customers	715,600	0
Other payables	9,684	0
TOTAL CURRENT LIABILITIES	732,701	52,543	33,022
STOCKHOLDERS' EQUITY:
Common stock,1,500,000,000 shares authorized, par value $0.001, 956,365,000 and 953,830,000 shares issued and outstanding at October 31, 2014 and April 30, 2014, respectively	956,365	953,830	904,500
Additional Paid-in Capital	1,482,566	1,403,251	3,785
Accumulated deficit	(1,326,774)	(1,105,021)	(939,362)
TOTAL STOCKHOLDERS' EQUITY	1,112,157	1,252,060	(31,077)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,844,858	$ 1,304,603	$ 1,945